ACQUISITIONS (Tables)	12 Months Ended
Oct. 27, 2013
ACQUISITIONS
Schedule of allocation of the purchase price to the acquired assets, liabilities, and goodwill
At January 31, 2013 (in thousands)
Inventory	$49,156
Property, plant and equipment	48,461
Intangible assets	264,500
Goodwill	303,597
Current liabilities	(299)
Purchase price	$665,415